LOANS AND ALLOWANCE FOR CREDIT LOSSES - Financing receivable modified (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Amortized cost basis of loans modified		$ 584
Total Class of Financing Receivable (as percent)	0.00%	0.33%
Term Extension
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Amortized cost basis of loans modified		$ 584
Commercial real estate
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Amortized cost basis of loans modified		$ 400
Total Class of Financing Receivable (as percent)	0.00%	0.00%
Commercial real estate | Term Extension
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Amortized cost basis of loans modified		$ 400
Residential real estate
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total Class of Financing Receivable (as percent)	0.00%	0.00%
Consumer
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Amortized cost basis of loans modified		$ 184
Total Class of Financing Receivable (as percent)	0.00%	0.33%
Consumer | Term Extension
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Amortized cost basis of loans modified		$ 184